PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jul. 01, 2022
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 1 July 2022:

Total
€ million
Net book value as at 31 December 2021	5,248
Additions	251
Disposals	(9)
Depreciation expense	(336)
Transfers and reclassifications	(19)
Currency translation adjustments	29
Net book value as at 1 July 2022[1]	5,164
[1] The net book value of property, plant and equipment includes right of use assets of €663 million.